CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income for the year	$ 32,907	$ 25,554	$ 25,960
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	(13,354)	(2,754)	(2,286)
Unrealized gains (losses) in respect of derivative financial instruments designated for cash flow hedge	2,273	(635)
Reclassification of net gains realized to net income	29	217
Other comprehensive loss, net of tax	(11,052)	(3,172)	(2,286)
Comprehensive income	21,855	22,382	23,674
Less: comprehensive income attributable to non-controlling interests	(1,884)	(1,996)	(963)
Comprehensive income attributable to the Company	$ 19,971	$ 20,386	$ 22,711